Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 493,546	$ 551,777
Short-term deposits	222,455
Marketable securities	643,539	537,718
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 21,170 and $ 16,839 at December 31, 2010 and 2011, respectively)	357,418	283,192
Prepaid expenses and other current assets	53,045	44,247
Total current assets	1,770,003	1,416,934
LONG-TERM ASSETS:
Marketable securities	1,519,865	1,325,451
Property and equipment, net	36,639	37,065
Severance pay fund	6,052	6,532
Deferred tax asset, net	25,296	18,122
Other intangible assets, net	26,239	66,765
Goodwill	727,875	717,052
Other assets	16,094	17,381
Total long-term assets	2,358,060	2,188,368
Total assets	4,128,063	3,605,302
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	3,975	9,927
Employee and payroll accruals	89,988	80,814
Deferred revenues	490,655	424,158
Accrued expenses and other liabilities	177,852	148,363
Total current liabilities	762,470	663,262
LONG-TERM LIABILITIES:
Deferred revenues	61,523	40,394
Income tax accrual	219,469	169,370
Deferred tax liability	1,274	1,721
Severance pay	10,236	11,224
Total long-term liabilities	292,502	222,709
Total liabilities	1,054,972	885,971
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2010 and 2011; no shares issued and outstanding at December 31, 2010 and 2011
Deferred shares, NIS 1 par value, 10 shares authorized at December 31, 2010 and 2011; 1 share issued and outstanding at December 31, 2010 and 2011
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2010 and 2011; 261,223,970 shares issued at December 31, 2010 and 2011; 208,414,687 and 205,892,869 shares outstanding at December 31, 2010 and 2011, respectively	774	774
Additional paid-in capital	630,508	580,276
Treasury shares at cost-52,809,283 and 55,331,101 Ordinary shares at December 31, 2010 and 2011, respectively	(1,543,886)	(1,306,382)
Accumulated other comprehensive income	12,650	15,584
Retained earnings	3,973,045	3,429,079
Total shareholders' equity	3,073,091	2,719,331
Total liabilities and shareholders' equity	$ 4,128,063	$ 3,605,302